Options - Schedule of Outstanding and Exercisable Share Options Separated Ranges of Exercise Prices (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	1,345,036
Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	641,851
0.00 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	17,680
Weighted average remaining contractual term	2 years 2 months 12 days
0.00 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	17,680
Weighted average remaining contractual term	2 years 2 months 12 days
1.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.14
1.14 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	82,580
Weighted average remaining contractual term	2 years 14 days
1.14 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	82,580
Weighted average remaining contractual term	2 years 14 days
1.47 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.47
1.47 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	7,200
Weighted average remaining contractual term	9 years 1 month 2 days
1.47 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable
Weighted average remaining contractual term
1.48 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.48
1.48 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	50,000
Weighted average remaining contractual term	8 years 8 months 12 days
1.48 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	15,625
Weighted average remaining contractual term	8 years 8 months 12 days
1.74 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.74
1.74 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	12,800
Weighted average remaining contractual term	8 years 3 months 18 days
1.74 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	4,800
Weighted average remaining contractual term	8 years 3 months 18 days
1.83 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.83
1.83 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	565,974
Weighted average remaining contractual term	6 years 6 months 10 days
1.83 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	401,950
Weighted average remaining contractual term	6 years 14 days
2.79 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.79
2.79 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	6,400
Weighted average remaining contractual term	8 years 7 months 2 days
2.79 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	2,000
Weighted average remaining contractual term	8 years 7 months 2 days
2.97 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.97
2.97 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	69,600
Weighted average remaining contractual term	9 years 10 months 13 days
2.97 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable
Weighted average remaining contractual term
3.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.2
3.20 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	5,002
Weighted average remaining contractual term	6 years 7 months 20 days
3.20 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	4,064
Weighted average remaining contractual term	6 years 7 months 20 days
3.59 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.59
3.59 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	28,800
Weighted average remaining contractual term	9 years 8 months 26 days
3.59 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable
Weighted average remaining contractual term
4.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4
4.00 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	76,000
Weighted average remaining contractual term	8 years 2 months 1 day
4.00 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	44,352
Weighted average remaining contractual term	8 years 2 months 1 day
4.17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.17
4.17 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	28,800
Weighted average remaining contractual term	1 year 10 days
4.17 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	28,800
Weighted average remaining contractual term	1 year 10 days
4.96 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.96
4.96 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	315,200
Weighted average remaining contractual term	9 years 6 months 21 days
4.96 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable
Weighted average remaining contractual term
5.02 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.02
5.02 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	39,000
Weighted average remaining contractual term	9 years 5 months 26 days
5.02 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable
Weighted average remaining contractual term
5.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.12
5.12 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	40,000
Weighted average remaining contractual term	1 year 14 days
5.12 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable	40,000
Weighted average remaining contractual term	1 year 14 days